Significant Accounting Policies - New Accounting Pronouncements (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity	$ 15,117	$ 12,931	$ 10,126		$ 9,848
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity	45,821	43,821	42,130		40,684
Total Accumulated Other Comprehensive Income (Loss)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity	$ (6,750)	$ (7,721)	$ (8,134)		(6,914)
Cumulative Effect, Period of Adoption, Adjustment | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity				$ (5)
Cumulative Effect, Period of Adoption, Adjustment | Total Accumulated Other Comprehensive Income (Loss)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total equity				$ (5)	$ (853)